Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued operations
Schedule of results, major classes of assets and liabilities, and net cash flows of subsidiaries classified as held for sale

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total
Results for the year 2022
Revenue	4,548,557	15,243,597	526,001	—	3,464,525	3,881,490	1,635	7,346,255	752,801	35,764,861
Expenses	(5,495,428)	(24,027,477)	(2,363,934)	(10,064)	(6,527,783)	(5,739,771)	(24,231)	(11,185,077)	(2,761,876)	(58,135,641)
Operating loss	(946,871)	(8,783,880)	(1,837,933)	(10,064)	(3,063,258)	(1,858,281)	(22,596)	(3,838,822)	(2,009,075)	(22,370,780)

Finance income/(costs)	(64,355)	(6,087)	(29,402)	1,441	(35,038)	(2,617)	—	(19,488)	(447,499)	(603,045)
Deferred tax gains	—	—	401,428	—	—	—	—	(48,259)	—	353,169
Loss from discontinued operations	(1,011,226)	(8,789,967)	(1,465,907)	(8,623)	(3,098,296)	(1,860,898)	(22,596)	(3,906,569)	(2,456,574)	(22,620,656)

Assets
Property and equipment	115,310	—	—	—	—	—	—	—	—	115,310
Intangible assets	2,024,065	—	—	—	—	—	—	—	—	2,024,065
Right-of-use assets	576,299	—	—	—	—	—	—	—	—	576,299
Trade and other receivables	690,241	516,017	—	—	133,890	—	—	—	—	1,340,148
Prepaid expenses and other current assets	65,347	—	—	—	—	—	—	—	—	65,347
Cash and cash equivalents	886,450	124,763	—	24,638	35,031	84,862	2,185	—	—	1,157,929
Assets classified as held for sale	4,357,712	640,780	—	24,638	168,921	84,862	2,185	—	—	5,279,098

Liabilities
Interest-bearing loans	407,615	—	318,765	—	—	—	—	—	1,256,513	1,982,893
Lease liability	628,845	—	—	—	—	—	—	—	—	628,845
Accounts payable, accruals and other payables	816,547	569,646	183,969	51,489	501,822	460,595	12,876	2,094,972	1,078,013	5,769,929
Loans from a related party	—	—	458,241	—	—	—	—	—	—	458,241
Liabilities directly associated with assets classified as held for sale	1,853,007	569,646	960,975	51,489	501,822	460,595	12,876	2,094,972	2,334,526	8,839,908
Net assets directly associated with assets classified as held for sale	2,504,705	71,134	(960,975)	(26,851)	(332,901)	(375,733)	(10,691)	(2,094,972)	(2,334,526)	(3,560,810)

Amounts included in accumulated OCI	—	272,146	(565)	146,839	132,024	—	151	—	—	550,595
Exchange differences on translation of foreign operations	(103,808)	(221,020)	(1,590,502)	(243,734)	55,097	—	5,761	420,034	635,103	(1,043,069)
Reserve of disposal group classified as held for sale	(103,808)	51,126	(1,591,067)	(96,895)	187,121	—	5,912	420,034	635,103	(492,474)

34Discontinued operations (continued)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total
Operating	60,959	53,629	183,969	51,489	367,932	460,595	12,876	2,094,972	1,078,013	4,364,434
Investing	(62,764)	—	—	—	—	—	—	—	—	(62,764)
Financing	407,615	—	777,006	—	—	—	—	—	1,256,513	2,441,134
Net cash inflow	405,810	53,629	960,975	51,489	367,932	460,595	12,876	2,094,972	2,334,526	6,742,804
Earnings per share
Basic, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	(0.13)
Diluted, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	(0.13)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total
Results for the year 2021
Revenue	—	10,391,287	148,535	—	1,873,051	367,073	1,362	—	—	12,781,308
Expenses	—	(18,041,905)	(361,176)	(79,336)	(5,890,665)	(791,103)	(24,477)	—	—	(25,188,662)
Operating loss	—	(7,650,618)	(212,641)	(79,336)	(4,017,614)	(424,030)	(23,115)	—	—	(12,407,354)

Finance income/(costs)	—	(14,695)	49,829	3,245	(30,863)	—	—	—	—	7,516
Loss from discontinued operations	—	(7,665,313)	(162,812)	(76,091)	(4,048,477)	(424,030)	(23,115)	—	—	(12,399,838)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total

Operating	—	758,461	(22,637)	(238,797)	(212,449)	(146,976)	(1,356)	—	—	136,246
Investing	—	(7,523)	(998,920)	—	(316,771)	—	—	—	—	(1,323,214)
Financing	—	—	876,749	—	—	—	—	—	—	876,749
Net cash inflow	—	750,938	(144,808)	(238,797)	(529,220)	(146,976)	(1,356)	—	—	(310,219)
Earnings per share
Basic, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	(0.14)
Diluted, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	(0.14)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total
Results for the year 2020
Revenue	—	1,502,884	—	514,253	310,403	—	—	—	—	2,327,540
Expenses	—	(6,569,804)	—	(4,147,697)	(423,354)	—	—	—	—	(11,140,855)
Operating loss	—	(5,066,920)	—	(3,633,444)	(112,951)	—	—	—	—	(8,813,315)

Finance income/(costs)	—	(15,548)	—	(3,434)	—	—	—	—	—	(18,982)
Loss from discontinued operations	—	(5,082,468)	—	(3,636,878)	(112,951)	—	—	—	—	(8,832,297)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Total

Operating	—	(1,137,133)	—	(199,777)	(950,487)	—	—	—	—	(2,287,397)
Investing	—	29,336	—	-	(640,559)	—	—	—	—	(611,223)
Net cash inflow	—	(1,107,797)	—	(199,777)	(1,591,046)	—	—	—	—	(2,898,620)
Earnings per share
Basic, loss for the year from discontinued operations										(0.11)
Diluted, loss for the year from discontinued operations										(0.11)